Provision for Doubtful Debts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 10,383	$ 5,458
Amounts used during the year	(3,782)	(161)
Amounts provided during the year	4,651	7,572
Amounts released during the year	(1,814)	(2,244)
Translation	12	(242)
Closing provision	$ 9,450	$ 10,383